Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Oct. 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUSXtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (ESEB)The following supplements the “PRINCIPAL INVESTMENT STRATEGIES” section of the fund’s summary prospectus and the “PRINCIPAL INVESTMENT STRATEGIES” section within the summary section and the “FUND DETAILS” section of the fund’s prospectus.J.P. Morgan, the Index Provider for the fund’s Underlying Index (J.P. Morgan ESG EMBI Global Diversified Sovereign Index), has removed Russian sovereign and corporate debt from the Underlying Index, effective as of the close of March 31, 2022. Also, Belarus sovereign debt has been removed from the Underlying Index, effective as of the close of March 31, 2022. It is unclear when or if Russian securities or Belarus sovereign debt will become eligible for inclusion in the Underlying Index in the future.Please Retain This Supplement for Future Reference
Xtrackers J P Morgan ESG Emerging Markets Sovereign ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUSXtrackers J.P. Morgan ESG Emerging Markets Sovereign ETF (ESEB)The following supplements the “PRINCIPAL INVESTMENT STRATEGIES” section of the fund’s summary prospectus and the “PRINCIPAL INVESTMENT STRATEGIES” section within the summary section and the “FUND DETAILS” section of the fund’s prospectus.J.P. Morgan, the Index Provider for the fund’s Underlying Index (J.P. Morgan ESG EMBI Global Diversified Sovereign Index), has removed Russian sovereign and corporate debt from the Underlying Index, effective as of the close of March 31, 2022. Also, Belarus sovereign debt has been removed from the Underlying Index, effective as of the close of March 31, 2022. It is unclear when or if Russian securities or Belarus sovereign debt will become eligible for inclusion in the Underlying Index in the future.Please Retain This Supplement for Future Reference